INCOME TAXES (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,965,118	$ 758,799
Stock-based compensation expense	364,989	148,903
Property and equipment	6,842	2,172
Reserves, accruals & other	(7,181)	0
Research and development tax credits	237,716	85,310
Total deferred tax assets	2,567,484	995,184
Less: Valuation allowance	(2,567,484)	(995,184)
Total deferred tax assets, net	$ 0	$ 0